CURRENT AND DEFERRED INCOME TAXES - Deferred income taxes (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred income taxes
Deferred tax assets	$ 82,735,898	$ 92,478,190
Deferred tax liabilities	227,981,846	214,469,775
Total liabilities net		3,212,981
Total liabilities net	145,245,948	125,204,566
Property, plant and equipment
Deferred income taxes
Deferred tax assets	5,420,447	5,978,377
Deferred tax liabilities	46,181,359	47,179,903
Obsolescence provision
Deferred income taxes
Deferred tax assets	910,076	2,215,341
Deferred tax liabilities	112,359	200,979
Employee benefits
Deferred income taxes
Deferred tax assets	5,169,161	5,391,796
Deferred tax liabilities	131,829
Post-employment benefits
Deferred income taxes
Deferred tax assets	90,941	61,155
Deferred tax liabilities	1,014,354	1,020,522
Tax loss carried-forwards
Deferred income taxes
Deferred tax assets	9,137,392	10,056,534
Tax Goodwill Brazil
Deferred income taxes
Deferred tax assets	18,836,838	23,195,957
Contingency provision
Deferred income taxes
Deferred tax assets	26,796,262	31,177,351
Foreign exchange differences
Deferred income taxes
Deferred tax assets	13,083,953	7,631,498
Allowance for doubtful accounts
Deferred income taxes
Deferred tax assets	1,262,977	1,155,542
Coca-Cola incentives (Argentina)
Deferred income taxes
Deferred tax assets	352,061	451,790
Assets and liabilities for placement of bonds
Deferred income taxes
Deferred tax liabilities	1,327,727	1,297,000
Lease liabilities
Deferred income taxes
Deferred tax assets	1,328,320	1,083,010
Inventories
Deferred income taxes
Deferred tax assets	347,470	350,746
Distribution rights
Deferred income taxes
Deferred tax liabilities	173,273,994	163,850,599
Others
Deferred income taxes
Deferred tax assets		3,729,093
Deferred tax liabilities	$ 5,940,224	$ 920,772